SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
REVERSE TAKEOVER AND PRIVATE PLACEMENT
Weighted-average exercise price granted	$ 1.18	$ 1.41	$ 0.62
Proceeds from issuance of stock options	13,200	13,200	8,200
Unrecognized compensation cost related to nonvested options	$ 1,252	$ 1,252	$ 1,928
Stock option for future grant	4,600	4,600	1,850
Vesting period descriptions		The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date.
Vesting year		2 years	4 years 8 months 12 days
Unrecognized compensation cost related to nonvested restricted stock units	$ 963	$ 963	$ 81
Weighted-average vesting period			10 years
Option awards expire term			6 years
Option awards description			The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date.